Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Transportation	$ 103,476	$ 97,801	$ 89,637
Mining royalty land	4,483	4,261	4,510
Developed property rentals	19,555	18,044	17,191
Total revenues	127,514	120,106	111,338
Cost of operations:
Transportation	96,000	89,773	81,401
Cost of Operations Mining royalty land	1,252	1,404	1,402
Cost of Operations Developed property rentals	15,070	13,145	12,948
Unallocated corporate	1,091	1,415	1,084
Total cost of operations	113,413	105,737	96,835
Operating profit:
Operating profit Transportation	7,476	8,028	8,236
Operating profit Mining royalty land	3,231	2,857	3,108
Operating profit Developed property rentals	4,485	4,899	4,243
Unallocated corporate	(1,091)	(1,415)	(1,084)
Total operating profit	14,101	14,369	14,503
Gain on termination of sale contract	1,039		0
Interest income and other	26	303	446
Equity in loss of joint venture	(8)	(39)	(2)
Interest expense	(2,638)	(3,346)	(3,928)
Income before income taxes	12,520	11,287	11,019
Provision for income taxes	4,809	4,298	3,963
Income from continuing operations	7,711	6,989	7,056
Income from discontinued operations, net	97	5,222	315
Net income	$ 7,808	$ 12,211	$ 7,371
Basic earnings per common share
Continuing operations	$ 0.82	$ 0.75	$ 0.77
Discontinued operations	$ 0.01	$ 0.57	$ 0.03
Net income	$ 0.83	$ 1.32	$ 0.80
Diluted earnings per common share
Continuing operations	$ 0.81	$ 0.74	$ 0.75
Discontinued operations	$ 0.01	$ 0.55	$ 0.03
Net income	$ 0.82	$ 1.29	$ 0.78
Number of weighted average shares (in thousands) used in computing:
-basic earnings per common share	9,360	9,284	9,182
-diluted earnings per common share	9,474	9,451	9,424